Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM CREDIT AND LOANS

	Interest %	December 31, 2024	December 31, 2023
Loans	SOFR + 1.0% - 1.5%	$100,179	$162,034
Commercial papers, Series A and B (*)	SOFR + 1.0% - 1.25%	350,000	313,620
Bank credit	SOFR + 1.0% - 1.5%	677	100,940
		$450,856	$576,594

As of December 31, 2024 the SOFR rate of short-term loans was 4.49%.